March 4, 2010



VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	First Symetra National Life Insurance Co of NY Separate
		Account S (811-07949)

Dear Commissioners:

	On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's annual report for the period ending December 31, 2009 has been transmitted to contract owners accordingly. Attached are copies of the cover letters that accompanied the annual report mailing.

	We incorporate by reference the following annual report for the underlying funds:


		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001325358-10-000133
		Date of Filing:  03/01/2010

		Filer/Entity:  DWS Investments VIT Funds
		Registration No.:  811-07507
		CIK No.:  0001006373
		Accession No.:  0000088053-10-000212
		Date of Filing:  02/26/2010

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.: 0000912577-10-000001
		Date of Filing: 02/25/2010

		Filer/Entity: Financial Investors Variable Insurance Trust Registration No.: 811-21987
		CIK No.:  0001382990
		Accession No.:  0001382990-10-000006
		Date of Filing:  02/24/2010

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.: 0001171520-10-000180
		Date of Filing: 03/01/2010

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.: 0000078713-10-000017
		Date of Filing:  03/01/2010

		Filer/Entity:  Vanguard Variable Insurance Funds
		Registration No.:  811-05962
		CIK No.:  0000857490
		Accession No.:  0000932471-10-001306
		Date of Filing:  02/24/2010

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000831016-10-000004
		Date of Filing:  03/01/2010

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.: 0000880195-10-000084
		Date of Filing:  03/01/2010



If you have any questions regarding this filing, please contact me at (425) 256-5026.

						Sincerely,

						/s/Jacqueline M. Veneziani
						Jacqueline M. Veneziani
						Senior Counsel

February 2010

Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of February 1, 2010 within the following First Symetra contract:

Prospectuses, Annual Reports or Semiannual Reports, and Statements of Additional Information are also available online at www.symetra.com by following these simple steps:

1. Under "Individuals & Families" select the "New York Residents" link.
2. Select the "Performance,Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

As always, First Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot
Randall H. Talbot
President
First Symetra National Life Insurance Company of New York


Enclosure(s)
LPS-6577NY 1/10

February 2010
RE: Have you changed your e-mail address?
Dear Valued Customer:
We have attempted three times to notify you by e-mail that you have a new compliance document available for viewing, but each time the e-mail has been returned as undeliverable. This is a concern for us because the Securities and Exchange Commission (SEC) requires that we notify you when a new document is available for viewing.

To satisfy SEC requirements, we are enclosing the compliance documents(s) for your First Symetra variable annuity and/or variable life contract with this mailing.

Please log in to your account and update your e-mail address immediately so that we can continue to provide you with the convenience of electronic delivery, or go to www.symetra.com:

1. Under "Individuals & Families" select the "New York Residents" link.
2. Select the "Performance,Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

Please Note: Because we are required by law to deliver certain documents to you, unless we receive a new e-mail address for you, we will have to return to sending you paper reports for all subsequent compliance mailings.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot
Randall H. Talbot
President
First Symetra National Life Insurance Company of New York

February 2010

RE: Your First Symetra Regulatory Documents
Dear Valued Customer:
Thank you for choosing the convenience of online delivery. Click on the link below to view the annual reports and recent updates to your variable annuity or variable life products.

http://www.prtdocs.newriver.com/symetra/xxxxxxxxx.pdf

As always, First Symetra is committed to providing you with outstanding products and exceptional services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA or your registered representative.

Randall H. Talbot
President
First Symetra National Life Insurance Company of New York


The information contained in this message is confidential. If you are not the intended recipient, do not distribute or copy this communication. If you have received this communication in error, please notify First Symetra immediately. Thank you for your cooperation.

February 2010

Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of February 1, 2010 within your First Symetra variable annuity and/or variable life insurance contract(s).

As always, First Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,

/s/Randall H. Talbot
Randall H. Talbot
President
First Symetra National Life Insurance Company of New York

LPS-6579NY 1/10

February 2010

Dear Valued Customer:

Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios in which you were invested as of February 1, 2010 within the following First Symetra contract:

As always, First Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you meet your financial goals in the years ahead.


If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot
Randall H. Talbot
President
First Symetra National Life Insurance Company of New York

LPS-6578NY 1/10

February 2010

To: Our Qualified Retirement Plan Sponsors



Enclosed are Annual Reports which may include recent prospectus supplement updates for the underlying investment portfolios within the following First Symetra contract:

Prospectuses, Annual Reports or Semiannual Reports, and Statements of Additional Information are also available online at www.symetra.com by following these simple steps:

1. Under "Individuals & Families" select the "New York Residents" link.
2. Select the "Performance,Prospectus and Interest Rates" link.
3. From the drop-down box next to the name of the products(s) you own, select the type of document you wish to view.

As always, First Symetra is committed to providing you with outstanding products and convenient services. We thank you for your business and look forward to helping you and your plan participants meet your financial goals in the years ahead.


If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-SYMETRA.

Sincerely,
/s/Randall H. Talbot
Randall H. Talbot
President
First Symetra National Life Insurance Company of New York

LPS-6580NY 1/10